Stockholders' Equity (Details 3) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Warrants (in shares)	4,391,744		387,597
Warrants, Weighted average exercise price	$ 0.0759		$ 0.86
Investors [Member]
Warrants, Vesting terms	Immediately		Immediately	Immediately
Investors [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Assumptions Rate	0.00%
Investors [Member] | Warrant [Member]
Warrants (in shares)	474,667	52,910
Warrants, Weighted average exercise price	$ 0.47	$ 10.00
Warrants, Weighted average grant date fair value	$ 0.19	$ 3.80
Warrants, Vesting terms	Six months	Immediately
Investors [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair Value Assumptions Rate	118.00%	109.00%
Investors [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Assumptions Rate	2.90%	1.89%
Investors [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Warrants, Expected term, in years	5 years	5 years
Investors [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Assumptions Rate	0.00%	0.00%
Noteholders [Member]
Warrants (in shares)			387,597
Warrants, Weighted average exercise price			$ 0.86
Noteholders [Member] | Warrant [Member]
Warrants (in shares)		387,597
Warrants, Weighted average exercise price		$ 0.86
Warrants, Weighted average grant date fair value		$ 1.96
Warrants, Vesting terms		Immediately
Noteholders [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair Value Assumptions Rate		105.00%
Noteholders [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Assumptions Rate		1.91%
Noteholders [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Warrants, Expected term, in years		5 years
Noteholders [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Assumptions Rate		0.00%